Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Davion Healthcare has not experienced any material cybersecurity incidents to date. Davion operates as a virtual Company with no employees, no on-premise servers and no internal corporate network, relying instead on third-party cloud and SaaS providers and the personal devices of its directors.

Davion’s Board oversees cybersecurity risk as part of its overall risk oversight responsibilities and has designated an executive director to coordinate cybersecurity matters, including oversight of key third-party providers and director-level security practices. Davion focuses its controls on contractual protections and oversight of critical third-party providers, use of reputable cloud platforms, and baseline security practices for director accounts and devices, including multi-factor authentication and encryption where available.

As of the date of this filing, Davion is not aware of any cybersecurity threats, including past incidents, that have materially affected or are reasonably likely to materially affect its business strategy, results of operations or financial condition.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this filing, Davion is not aware of any cybersecurity threats, including past incidents, that have materially affected or are reasonably likely to materially affect its business strategy, results of operations or financial condition.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Davion’s Board oversees cybersecurity risk as part of its overall risk oversight responsibilities and has designated an executive director to coordinate cybersecurity matters, including oversight of key third-party providers and director-level security practices.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Davion focuses its controls on contractual protections and oversight of critical third-party providers, use of reputable cloud platforms, and baseline security practices for director accounts and devices, including multi-factor authentication and encryption where available.